UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
          (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian St., Suite 300	Indianapolis, IN 46208
	(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	03/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund Schedule of Investments - (unaudited) March 31, 2008

Common Stocks - 97.79%	Shares	Value

Banks & Financial Services - 8.50%
E*TRADE Financial Corp. (a)	670,300	$ 2,587,358
Huntington Bancshares, Inc.	211,900	2,277,925
Northern Trust Corp.	30,500	2,027,335
Pacific Capital Bancorp.	135,000	2,902,500
SEI Investments Co.	96,200	2,375,178
		12,170,296

Biological Products - 1.66%
Biogen Idec, Inc. (a)	38,600	2,381,234

Bituminous Coal & Lignite Surface Mining - 1.88%
Massey Energy Co.	73,800	2,693,700

Builders - 8.78%
Centex Corp.	69,500	1,682,595
M.D.C. Holdings, Inc.	44,200	1,935,518
Meritage Homes Corp. (a)	120,000	2,318,400
Pulte Homes, Inc.	121,400	1,766,370
The Ryland Group, Inc.	65,100	2,141,139
Toll Brothers, Inc. (a)	116,200	2,728,376
		12,572,398

Communications - 3.40%
CenturyTel, Inc.	86,700	2,881,908
Tellabs, Inc. (a)	365,200	1,990,340
		4,872,248

Computer Related Services & Equipment - 14.27%
Check Point Software Technologies, Ltd. (a)	182,200	4,081,280
Citrix Systems, Inc. (a)	101,200	2,968,196
Computer Sciences Corp. (a)	51,200	2,088,448
Emulex Corp. (a)	198,600	3,225,264
Intuit, Inc. (a)	114,600	3,095,346
United Online, Inc.	207,400	2,190,144
VeriSign, Inc. (a)	83,800	2,785,512
		20,434,190

Crude Petroleum & Natural Gas - 1.91%
Forest Oil Corp. (a)	56,000	2,741,760

Drilling Oil & Gas Wells - 2.38%
Helmerich & Payne, Inc.	72,900	3,416,823

Electrical Components - 4.47%
Avnet, Inc. (a)	92,500	3,027,525
OmniVision Technologies, Inc. (a)	200,500	3,372,410
		6,399,935
*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (unaudited) March 31, 2008

Common Stocks - 97.79% - continued	Shares	Value

Entertainment - 2.72%
Marvel Entertainment, Inc. (a)	145,300	$ 3,892,587

Food & Beverage - 4.21%
Del Monte Foods Co.	282,000	2,687,460
Tyson Foods, Inc. - Class A	209,900	3,347,905
		6,035,365

Healthcare - 7.82%
Apria Healthcare Group, Inc. (a)	126,200	2,492,450
Gentiva Health Services, Inc. (a)	135,500	2,948,480
Hill-Rom Holdings, Inc.	64,700	3,092,660
LifePoint Hospitals, Inc. (a)	96,900	2,661,843
		11,195,433

Industrial Organic Chemicals - 1.99%
NewMarket Corp.	37,800	2,852,010

Insurance - 3.11%
Aon Corp.	72,700	2,922,540
Lincoln National Corp.	29,500	1,534,000
		4,456,540

Oil - Field Services - 1.45%
Trinidad Drilling Ltd.	165,000	2,081,640

Personal Services - 7.00%
Equifax, Inc.	69,200	2,386,016
H&R Block, Inc.	135,200	2,806,752
Service Corporation International	476,800	4,834,752
		10,027,520

Pharmaceutical Goods - 5.83%
Biovail Corp.	197,300	2,101,245
King Pharmaceuticals, Inc. (a)	331,000	2,879,700
Watson Pharmaceuticals, Inc. (a)	114,800	3,365,936
		8,346,881

Plastic Products - 2.00%
Newell Rubbermaid, Inc.	125,500	2,870,185

Radiotelephone Communications - 2.31%
Leap Wireless International, Inc. (a)	70,900	3,303,940

Refuse Systems - 1.64%
Republic Services, Inc.	80,300	2,347,972

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (unaudited) March 31, 2008

Common Stocks - 97.79% - continued	Shares	Value

Retail - 4.02%
Rite Aid Corp. (a)	766,000	$ 2,252,040
Safeway, Inc.	119,300	3,501,455
		5,753,495

Semiconductors & Related Devices - 2.47%
Amkor Technology, Inc. (a)	330,800	3,539,560

Trucking - 1.16%
YRC Worldwide, Inc. (a)	126,900	1,664,928

Utility - 2.81%
TECO Energy, Inc.	252,400	4,025,780

TOTAL COMMON STOCKS (Cost $134,680,941)		140,076,420

Real Estate Investment Trusts - 1.91%
Mid-America Apartment Communities, Inc.	55,000	2,741,200

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,810,063)		2,741,200

Money Market Securities - 0.25%
Federated Prime Obligations Fund - Institutional Shares, 3.16% (b)	356,981	356,981

TOTAL MONEY MARKET SECURITIES (Cost $356,981)		356,981

TOTAL INVESTMENTS (Cost $137,847,985) - 99.95%		$ 143,174,601

Other assets less liabilities - 0.05%		64,954

TOTAL NET ASSETS - 100.00%		$ 143,239,555

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at March 31, 2008.

Tax Related
Gross unrealized appreciation		$ 15,193,635
Gross unrealized depreciation		(9,867,019)
Net unrealized appreciation		$ 5,326,616

Aggregate cost of securities for income tax purposes		$137,847,985

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) March 31, 2008

Common Stocks - 21.57%	Shares	Value

Air Transportation, Scheduled - 0.49%
JetBlue Airways Corp. (a)	75,600	$ 438,480

Crude Petroleum & Natural Gas - 2.05%
Penn West Energy Trust	65,017	1,819,176

Deep Sea Foreign Transportation of Freight - 4.17%
Arlington Tankers, Ltd.	36,900	774,900
Eagle Bulk Shipping, Inc.	44,500	1,146,320
Quintana Maritime, Ltd.	75,000	1,776,000
		3,697,220

Electric & Other Services Combined - 0.72%
Duke Energy Corp.	35,700	637,245

Electric Services - 2.31%
Energy East Corp.	38,400	926,208
Great Plains Energy, Inc.	25,400	626,110
Pepco Holdings, Inc.	20,200	499,344
		2,051,662

Food & Beverage - 0.88%
B&G Foods, Inc.	41,000	776,540

Food and Kindred Products - 1.15%
ConAgra Foods, Inc.	42,700	1,022,665

Gas & Other Services Combined - 0.73%
Vectren Corp.	24,200	649,286

Motor Vehicles & Passenger Car Bodies - 0.81%
General Motors Corp.	37,714	718,450

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.06%
RPM International, Inc.	44,900	940,206

Pharmaceutical Preparations - 3.90%
AstraZeneca PLC (b)	25,200	957,348
Bristol-Myers Squibb Co.	36,000	766,800
Eli Lilly & Co.	16,800	866,712
Pfizer, Inc.	41,400	866,502
		3,457,362

Services - 0.50%
Bally Total Fitness Holding Corp. (a)	2,667	694
New Motion, Inc.	99,788	439,067
		439,761

Telephone Communications - 2.80%
AT&T Inc.	23,500	900,050
Telecom Corporation of New Zealand, Ltd. (b)	54,471	809,984
Verizon Communications, Inc.	21,200	772,740
		2,482,774

TOTAL COMMON STOCKS (Cost $21,272,883)		19,130,827

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) March 31, 2008

Preferred Securities - 5.05%	Shares	Value

Preferred Securities - 3.80%
Dillards Capital Trust I, 7.500%	41,700	$ 804,810
Hillman Group Capital Trust, 11.600%	49,400	1,444,950
Western United Holding, 6.260% (a) (c)	74,836	1,122,540
		3,372,300

Convertible Preferred Securities - 1.25%
Felcor Lodging Trust, Inc., $1.95	57,400	1,112,125

TOTAL PREFERRED SECURITIES (Cost $5,087,300)		4,484,425

Income Trusts - 6.26%

Oil Royalty Trusts - 4.03%
Bonavista Energy Trust	47,800	1,390,062
BP Prudhoe Bay Royalty Trust	15,000	1,400,550
Harvest Energy Trust	35,000	782,950
		3,573,562

Business Trusts - 2.13%
Keystone North America, Inc.	158,000	1,231,420
Sun Gro Horticulture Income Fund	148,000	658,926
		1,890,346

Real Estate Investment Trusts - 0.10%
Thornburg Mortgage, Inc. (a)	81,000	85,860

TOTAL INCOME TRUSTS (Cost $6,064,467)		5,549,768

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) March 31, 2008

	Principal
Corporate Bonds - 37.87%	Amount	Value

Alltel Corp., 7.875%, 07/01/2032	$ 1,750,000	$ 1,163,750
American Airlines, Inc., 9.730%, 09/29/2014 (d)	1,300,000	1,144,000
American International Group, 9.000, 02/28/2028 (f)	1,000,000	970,000
Amkor Technologies, Inc., 9.250%, 06/01/2016	1,600,000	1,548,000
Associated Materials, Inc., 11.250%, 03/01/2014 (f)	3,200,000	2,200,000
Atlantic Express Transportation Corp., 12.455%, 04/15/2012 (f)	1,500,000	832,500
Bally Total Fitness Holding Corp., 13.000%, 07/15/2011	1,052,500	586,769
Bridgemill Finance LLC, 8.000%, 07/15/2017 (g)	1,400,000	1,365,000
CCH I LLC, 11.000%, 10/01/2015	1,761,000	1,232,700
Eurofresh, Inc., 11.500%, 01/15/2013 (g)	2,500,000	1,475,000
Evergreen International Aviation, Inc., 12.000%, 05/15/2010	1,000,000	1,030,000
Exide Technologies, Inc., 10.500%, 03/15/2013	1,750,000	1,645,000
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012	800,000	276,000
Forster Drilling Corp., 10.000%, 01/15/2013 (g)	1,000,000	970,000
Intcomex, Inc., 11.750%, 01/15/2011	2,100,000	2,063,250
J.B. Poindexter & Co., 8.750%, 03/15/2014	2,000,000	1,312,500
Lehman Brothers Holding, 8.500%, 05/23/2022 (f)	1,000,000	971,250
Leiner Health Products, Inc., 11.000%, 06/01/2012 (e)	1,500,000	5,625
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,440,000
Mercer International, Inc., 9.250%, 02/15/2013	1,750,000	1,461,250
North Atlantic Trading Co. Inc., 10.000%, 03/01/2012 (g)	2,000,000	1,770,000
O&G Leasing, LLC, 9.250%, 01/15/2012 (g)	885,000	867,300
O&G Leasing, LLC, 9.250%, 05/15/2012 (g)	1,065,000	1,043,700
Plaza Land Condo Association, 8.000%, 10/15/2026 (g)	420,000	391,049
Ply Gem Industries, Inc., 9.000%, 02/15/2012	3,000,000	2,205,000
Rite Aid Corp., 9.500%, 06/15/2017	1,800,000	1,422,000
Wise Metals Group, LLC, 10.250%, 05/15/2012	1,500,000	1,312,500
Ziff Davis Media, Inc., 0.00%, 05/01/2012 (e)	1,200,000	882,000

TOTAL CORPORATE BONDS (Cost $41,865,566)		33,586,143

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) March 31, 2008

	Principal
	Amount	Value

Reverse Convertible Corporate Bonds - 2.93%

JPMorgan Chase Bank NA, 16.100%, 06/30/2008 convertible to AMR Corp.	$ 1,500,000	$ 581,700
Lehman Brothers Holdings, 15.700%, 08/02/2008 convertible to RTI International Metals, Inc.	1,500,000	1,001,100
Lehman Brothers Holdings, 11.600%, 05/01/2008 convertible to Joy Global, Inc.	1,000,000	1,013,700

TOTAL REVERSE CONVERTIBLE CORPORATE BONDS (Cost $4,000,000)		2,596,500

Foreign Bonds Denominated in US Dollars - 19.22%

AES Dominicana Energia Finance S.A., 11.000%, 12/13/2015 (g)	1,900,000	1,828,750
BNP Paribas, 9.250%, 10/26/2027 (f)	1,700,000	1,666,000
BSP Finance BV, 10.750%, 11/01/2011	800,000	768,000
Crystallex International Corp., 9.375%, 12/30/2011	1,200,000	816,000
Earls Eight Ltd., 6.500%, 12/31/2012 (f) (g)	1,675,000	1,398,625
Fairfax Financial Holdings, Ltd., 7.375%, 04/15/2018	1,525,000	1,418,250
Fortis Bank Luxembourg Finance S.A., 7.500%, 04/06/2020 (f)	1,000,000	925,000
Industrias Unidas, 11.500%, 11/15/2016 (g)	2,250,000	1,563,750
International Bank Recon and Development, 8.500%, 11/29/2027 (f)	1,200,000	1,177,500
Katanga Mining, Ltd., 14.000%, 11/30/2013	1,628,295	1,539,271
Maxcom Telecomunicaciones S.A. de C.V., 11.000%, 12/15/2014	1,300,000	1,339,000
National Steel SA, 9.875%, 02/09/2011	1,500,000	1,558,500
New Asat (Finance), Ltd., 9.250%, 02/01/2011	1,500,000	1,042,500

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $18,274,647)		17,041,146

Certificates of Deposit - 0.09%

Summit Securities CD, 8.50%, 11/29/2007 (a) (h)	250,000	37,500
Summit Securities CD, 8.50%, 12/26/2007 (a) (h)	300,000	45,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $517,195)		82,500

	Shares
Money Market Securities - 4.80%

Federated Prime Obligations Fund - Institutional Shares, 3.16% (f)	4,254,278	4,254,278

TOTAL MONEY MARKET SECURITIES (Cost $4,254,278)		4,254,278

Warrants - 2.17%

Republic of Venezuela, Strike $26 (U.S. Dollar), 04/15/2020	42,000	1,554,000
Republic of Venezuela, Strike $26 (U.S. Dollar), 04/15/2020	10,000	370,000

TOTAL WARRANTS (Cost $1,947,500)		1,924,000

TOTAL INVESTMENTS (Cost $103,283,836) - 99.96%		$ 88,649,587

Cash and other assets less liabilities - 0.04%	31,924

TOTAL NET ASSETS - 100.00%	$ 88,681,511

(a) Non-income producing.

  (b) American Depositary Receipt.

(c) As of March 31, 2008, subsidiary companies have filed bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.

 (d) Asset-backed security.

(e) Issue is in default.

(f) Variable rate security; the rate shown represents the rate at March 31, 2008.

(g) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.

(h) As of March 31, 2008, company has filed bankruptcy. All interest and principal payments have been halted. This security is currently valued according to fair value procedures approved by the Trust.

Tax Related
Gross unrealized appreciation	$ 2,354,929
Gross unrealized depreciation	(16,989,178)
Net unrealized depreciation	$ (14,634,249)

Aggregate cost of securities for income tax purposes	$ 103,283,836

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Allocation Fund Schedule of Investments - (unaudited) March 31, 2008

Common Stocks - 1.97%	Shares	Value

Air Transportation, Scheduled - 0.56%
JetBlue Airways Corp. (a)	16,800	$ 97,440

Motor Vehicles & Passenger Car Bodies - 0.63%
General Motors Corp.	5,802	110,531

Pharmaceutical Preparations - 0.78%
AstraZeneca PLC (c)	3,600	136,764

TOTAL COMMON STOCKS (Cost $595,988)		344,735

Corporate Bonds - 10.71%	Amount

American Airlines, Inc., 9.730%, 09/29/2014 (b)	$ 200,000	176,000
Amkor Technologies, Inc., 9.250%, 06/01/2016	200,000	193,500
Associated Materials, Inc., 11.250%, 03/1/2014 (d)	300,000	206,250
CCH I LLC, 11.000%, 10/01/2015	272,000	190,400
Evergreen International Aviation, 12.000%, 05/15/2010	260,000	267,800
Leiner Health Products, Inc., 11.000%, 06/01/2012 (f)	200,000	750
Lucent Technologies, Inc., 6.450%, 03/15/2029	400,000	288,000
Mercer International, Inc., 9.250%, 02/15/2013	200,000	167,000
O&G Leasing, LLC, 15.000%, 05/15/2012 (e)	200,000	196,000
Ply Gem Industries, Inc., 9.000%, 02/15/2012	250,000	183,750

TOTAL CORPORATE BONDS (Cost $2,314,210)		1,869,450

Foreign Bonds Denominated in US Dollars - 1.98%

Industrias Unidas, 11.500%, 11/15/2016 (e)	200,000	139,000
Maxcom Telecomunicaciones S.A. de C.V., 11.000%, 12/15/2014	200,000	206,000

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $389,722)		345,000

Exchange-Traded Funds - 69.32%	Shares

iShares Dow Jones U.S. Healthcare Providers Index	3,150	148,239
iShares Dow Jones U.S. Home Construction Index Fund	16,400	329,476
iShares Morningstar Mid Growth Index Fund	4,800	418,848
iShares MSCI Emerging Markets Index	8,000	1,075,040
iShares S&P 500 Value Index Fund	17,900	1,239,396
iShares S&P MidCap 400 Growth Index Fund	10,600	864,006
iShares S&P MidCap 400 Value Index Fund	12,500	912,875
iShares S&P SmallCap 600 Growth Index Fund	3,300	408,012
PowerShares DWA Technical Leaders Portfolio	72,000	1,767,600
PowerShares QQQ	24,100	1,053,652
Rydex S&P Equal Weight Energy Fund	3,700	243,682
Rydex S&P Equal Weight Fund	35,400	1,515,474
Vanguard FTSE All-World Ex-U.S. Index Fund	39,500	2,129,050

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,475,745)		12,105,350

Closed-End Mutual Funds - 2.51%

AllianceBernstein Global High Income Fund, Inc.	33,392	437,435

TOTAL CLOSED-END MUTUAL FUNDS (Cost $426,692)		437,435

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Allocation Fund Schedule of Investments - (unaudited) March 31, 2008

Real Estate Investment Trusts - 0.72%	Shares	Value

Lakeview Hotel Real Estate Investment Trust	41,100	$ 126,128

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $132,560)		126,128

Money Market Securities - 13.69%

Federated Prime Obligations Fund - Institutional Shares, 3.16% (d)	2,391,142	2,391,142

TOTAL MONEY MARKET SECURITIES (Cost $2,391,142)		2,391,142

TOTAL INVESTMENTS (Cost $18,726,059) - 100.90%		$ 17,619,240

Liabilities in excess of cash and other assets - (0.90)%		(157,085)

TOTAL NET ASSETS - 100.00%		$ 17,462,155

(a) Non-income producing.
(b) Asset -backed security.
(c) American Depositary Receipt.
(d) Variable rate security; the rate shown represents the coupon at March 31, 2008.
(e) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(f) Issue is in default.

Tax Related
Gross unrealized appreciation		$ 567,754
Gross unrealized depreciation		(1,674,573)
Net unrealized depreciation		$ (1,106,819)

Aggregate cost of securities for income tax purposes		$ 18,726,059

*See accompanying notes which are an integral part of these financial statements.

IMS Funds

Related Notes to the Schedule of Investments

March 31, 2008 (Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation that other securities.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes - The Funds make no provision for federal income tax. The Funds intend to qualify year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

          By:    /s/Anthony Ghoston

Anthony J. Ghoston, President

Date: 05/30/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    By:    /s/Anthony Ghoston

Anthony J. Ghoston, President

Date: 05/30/2008

    By:    */s/William Murphy

William J. Murphy, Interim Treasurer

Date: 05/29/2008